Stock-Based Incentive Compensation Plans (Compensation Expense By Award Type) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation arrangement by share-based payment award [Line Items]
Compensation expense	$ 51	$ 61	$ 51
Recognized tax benefit	11	13	11
Stock Options [Member]
Share-based compensation arrangement by share-based payment award [Line Items]
Compensation expense	6	8	10
Performance Shares [Member]
Share-based compensation arrangement by share-based payment award [Line Items]
Compensation expense	10	18	5
RSUs [Member]
Share-based compensation arrangement by share-based payment award [Line Items]
Compensation expense	$ 35	$ 35	$ 36